Obligations for pension and similar liabilities (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Obligations For Pension And Similar Liabilities
Post-Employment Plans, Personnel expenses - Costs of current services	R$ 255	R$ 586	R$ (911)
Other Similar Obligations, Personnel expenses - Costs of current services	5,586	5,694	4,903
Post-Employment Plans, Interest and similar income and expenses - Interest cost (net)	(322,599)	(115,866)	(198,288)
Other Similar Obligations, Interest and similar income and expenses - Interest cost (net)	(41,947)	(52,667)	(42,656)
Post-Employment Plans, Interest and similar income and expenses - Interest on unrecognized assets	363,660	273,924	308,381
Other Similar Obligations, Interest and similar income and expenses - Interest on unrecognized assets	89,781	99,728	84,729
Post-Employment Plans, Other movements - Extraordinary charges	(30)	(67)	(280)
Other Similar Obligations, Other movements - Extraordinary Charges			(91)
Post-Employment Plans, Total	41,286	158,577	108,902
Other Similar Obligations, Total	R$ 53,420	R$ 52,755	R$ 46,885